TRADE ACCOUNTS RECEIVABLE - Additional information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade accounts receivables
Percent of trade account receivables	10.00%
Vivo Pay FIDCs
Trade accounts receivables
Percentage of consolidated expected credit losses	6.79%	6.98%